INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

7. INCOME TAXES

a) The reconciliation of income taxes at statutory income tax rates in the United States of 21% (2022 - 21% and 2021 - 21%) to the income tax expense is as follows:

Year ended December 31,	2023	2022	2021
	$	$	$
Gain(Loss) for the year before income tax	53,976	(257,913)	(48,023)

Expected income tax recovery based on statutory rate	11,000	(54,000)	(10,000)
Adjustment to expected income tax benefit:
Permanent differences	-	(1,575)	-
Change in tax rate	-	-	-
Change in benefit of tax assets not recognized	(64,976)	55,575	10,000
Income tax charge / benefit	-	-	-

b) Deferred income tax

Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

Year ended December 31,	2023	2022
	$	$
Non-capital loss carryforwards	14,476,000	14,482,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	108,000
Other	65,000	65,000
Total	40,189,000	40,195,000

The Company has non-capital losses in the United States of approximately $14.53 million available, which may be applied against future taxable income and which expire as follows:

Year of	Amount
expire

2025	76,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	504,000
2030	1,017,000
2031	1,810,000
2032	1,690,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
Indefinite	1,429,000
14,530,000